Share option scheme and restricted stock units	9 Months Ended
Oct. 31, 2019
Employee Benefits [Abstract]
Share option scheme and restricted stock units
Share option scheme and restricted stock units

The movement in the number of share options is set out below:

	Weighted average exercise price £	Nine months ended October 31, 2019	Weighted average exercise price £	Nine months ended October 31, 2018
Outstanding at February 1	0.35	9,168,396	1.43	8,577,236
Granted during the period	0.28	11,396,000	0.76	13,081,048
Exercised during the period	—	—	1.08	(92,047)
Lapsed / surrendered during the period	0.92	(753,860)	1.69	(10,319,304)
Number of outstanding options	0.29	19,810,536	0.41	11,246,933

The movement in the number of restricted stock units (‘RSUs’) granted in the form of a nominal-cost option is set out below:

	Weighted average exercise price £	Nine months ended October 31, 2019	Weighted average exercise price £	Nine months ended October 31, 2018
Outstanding at February 1	0.01	814,256	0.01	275,877
Granted during the period	—	—	0.01	121,950
Exercised during the period	0.01	(104,877)	0.01	(275,877)
Number of outstanding options	0.01	709,379	0.01	121,950

The share-based payment expense for the three months ended October 31, 2019 was £0.2 million (three months ended October 31, 2018: £3.1 million) and for the nine months ended October 31, 2019 was £0.5 million (nine months ended October 31, 2018: £4.3 million) which has been allocated to the Research and development and General and administration expenses lines of the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income as follows:

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
	£000s	£000s	£000s	£000s
Research and development	91	638	242	916
General and administration	111	2,462	291	3,347
	202	3,100	533	4,263